MAINSTAY FUNDS TRUST

MainStay ICAP International Fund

Supplement dated April 24, 2014 to the

Prospectus, dated February 28, 2014

The Financial Highlights section for MainStay ICAP International Fund is deleted and replaced with the following:

	Year ended October 31,
Class A	2013	2012	2011	2010		2009
Net asset value at beginning of year	$28.49	$27.48	$29.18	$27.05		$22.19

Net investment income (loss)	0.44 (a)	0.55 (a)	0.50	0.37	(a)	0.50	(a)
Net realized and unrealized gain (loss) on investments	6.81	0.49	(1.67)	2.07		5.19
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)	(0.03)	0.00	‡	(0.01)

Total from investment operations	7.23	1.02	(1.20)	2.44		5.68

Less dividends:
From net investment income	(0.52)	(0.01)	(0.50)	(0.31)		(0.82)

Redemption fee (b)	—	—	—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$35.20	$28.49	$27.48	$29.18		$27.05

Total investment return (c)	25.75%	3.76%	(4.31%)	9.30%		26.36%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.40%	2.00%	1.77%	1.36%		2.13%
Net expenses	1.27%	1.31%	1.29%	1.30%		1.14%
Expenses (before waiver/reimbursement)	1.27%	1.31%	1.29%	1.36%		1.37%
Portfolio turnover rate	47%	74%	62%	80%		96%
Net assets at end of year (in 000’s)	$379,556	$240,403	$159,275	$193,508		$138,355

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.

	Year ended October 31,
Investor Class	2013	2012	2011	2010		2009
Net asset value at beginning of year	$28.45	$27.46	$29.15	$27.05		$22.19

Net investment income (loss)	0.41 (a)	0.49 (a)	0.47	0.29	(a)	0.49	(a)
Net realized and unrealized gain (loss) on investments	6.79	0.52	(1.69)	2.09		5.13
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)	(0.03)	0.00	‡	(0.01)

Total from investment operations	7.18	0.99	(1.25)	2.38		5.61

Less dividends:
From net investment income	(0.47)	—	(0.44)	(0.28)		(0.75)

Redemption fee (b)	—	—	—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$35.16	$28.45	$27.46	$29.15		$27.05

Total investment return (c)	25.60%	3.61%	(4.44%)	9.02%		25.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.30%	1.78%	1.58%	1.07%		2.14%
Net expenses	1.39%	1.45%	1.44%	1.55%		1.38%
Expenses (before waiver/reimbursement)	1.39%	1.45%	1.44%	1.55%		1.62%
Portfolio turnover rate	47%	74%	62%	80%		96%
Net assets at end of year (in 000’s)	$9,968	$8,849	$9,864	$10,343		$10,373

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.

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	Year ended October 31,
Class C	2013	2012		2011	2010		2009
Net asset value at beginning of year	$27.87	$27.11		$28.87	$26.87		$22.02

Net investment income (loss)	0.17 (a)	0.28	(a)	0.27	0.08	(a)	0.29	(a)
Net realized and unrealized gain (loss) on investments	6.67	0.50		(1.69)	2.09		5.13
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)		(0.03)	0.00	‡	(0.01)

Total from investment operations	6.82	0.76		(1.45)	2.17		5.41

Less dividends:
From net investment income	(0.25)	—		(0.31)	(0.17)		(0.56)

Redemption fee (b)	—	—		—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$34.44	$27.87		$27.11	$28.87		$26.87

Total investment return (c)	24.67%	2.80	%(d)	(5.16%)	8.20%		25.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.54%	1.05%		0.89%	0.31%		1.30%
Net expenses	2.14%	2.20%		2.19%	2.29%		2.13%
Expenses (before waiver/reimbursement)	2.14%	2.20%		2.19%	2.29%		2.37%
Portfolio turnover rate	47%	74%		62%	80%		96%
Net assets at end of year (in 000’s)	$17,386	$13,832		$15,931	$15,538		$19,244

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.

(d) Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

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	Year ended October 31,
Class I	2013	2012	2011	2010		2009
Net asset value at beginning of year	$28.63	$27.56	$29.26	$27.12		$22.25

Net investment income (loss)	0.54 (a)	0.64 (a)	0.60	0.46	(a)	0.60	(a)
Net realized and unrealized gain (loss) on investments	6.84	0.51	(1.67)	2.08		5.15
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)	(0.03)	0.00	‡	(0.01)

Total from investment operations	7.36	1.13	(1.10)	2.54		5.74

Less dividends:
From net investment income	(0.62)	(0.06)	(0.60)	(0.40)		(0.87)

Redemption fee (b)	—	—	—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$35.37	$28.63	$27.56	$29.26		$27.12

Total investment return (c)	26.16%	4.12%	(3.95%)	9.62%		26.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.69%	2.30%	2.10%	1.70%		2.59%
Net expenses	0.95%	0.95%	0.95%	0.95%		0.85%
Expenses (before waiver/reimbursement)	1.02%	1.06%	1.04%	1.11%		1.13%
Portfolio turnover rate	47%	74%	62%	80%		96%
Net assets at end of year (in 000’s)	$1,374,470	$704,106	$685,355	$587,673		$487,411

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.

4

	Year ended October 31,
Class R1	2013	2012	2011	2010		2009
Net asset value at beginning of year	$28.57	$27.52	$29.22	$27.07		$22.22

Net investment income (loss)	0.50 (a)	0.64	0.54	0.40	(a)	0.59	(a)
Net realized and unrealized gain (loss) on investments	6.83	0.48	(1.64)	2.10		5.12
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)	(0.03)	0.00	‡	(0.01)

Total from investment operations	7.31	1.10	(1.13)	2.50		5.70

Less dividends:
From net investment income	(0.59)	(0.05)	(0.57)	(0.35)		(0.85)

Redemption fee (b)	—	—	—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$35.29	$28.57	$27.52	$29.22		$27.07

Total investment return (c)	26.05%	4.05%	(4.09%)	9.48%		26.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.55%	2.30%	1.61%	1.47%		2.54%
Net expenses	1.05%	1.05%	1.05%	1.10%		0.99%
Expenses (before reimbursement/waiver)	1.12%	1.16%	1.14%	1.21%		1.22%
Portfolio turnover rate	47%	74%	62%	80%		96%
Net assets at end of year (in 000’s)	$1,480	$590	$480	$949		$675

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R1 shares are not subject to sales charges.

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	Year ended October 31,
Class R2	2013	2012	2011	2010		2009
Net asset value at beginning of year	$28.45	$27.45	$29.14	$27.05		$22.18

Net investment income (loss)	0.42 (a)	0.51 (a)	0.47	0.32	(a)	0.44	(a)
Net realized and unrealized gain (loss) on investments	6.78	0.51	(1.67)	2.07		5.23
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)	(0.03)	0.00	‡	(0.01)

Total from investment operations	7.18	1.00	(1.23)	2.39		5.66

Less dividends:
From net investment income	(0.49)	—	(0.46)	(0.30)		(0.79)

Redemption fee (b)	—	—	—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$35.14	$28.45	$27.45	$29.14		$27.05

Total investment return (c)	25.62%	3.64%	(4.37%)	9.06%		26.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.32%	1.85%	1.63%	1.17%		1.84%
Net expenses	1.38%	1.41%	1.40%	1.46%		1.27%
Expenses (before waiver/reimbursement)	1.38%	1.41%	1.40%	1.46%		1.47%
Portfolio turnover rate	47%	74%	62%	80%		96%
Net assets at end of year (in 000’s)	$51,496	$42,435	$37,081	$39,156		$27,480

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R2 shares are not subject to sales charges.

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	Year ended October 31,
Class R3	2013	2012	2011	2010		2009
Net asset value at beginning of year	$28.24	$27.31	$29.01	$26.95		$22.13

Net investment income (loss)	0.34 (a)	0.44 (a)	0.40	0.25	(a)	0.39	(a)
Net realized and unrealized gain (loss) on investments	6.73	0.51	(1.68)	2.08		5.19
Net realized and unrealized gain (loss) on foreign currency transactions	(0.02)	(0.02)	(0.03)	0.00	‡	(0.01)

Total from investment operations	7.05	0.93	(1.31)	2.33		5.57

Less dividends:
From net investment income	(0.42)	—	(0.39)	(0.27)		(0.75)

Redemption fee (b)	—	—	—	0.00	‡(a)	0.00	‡(a)

Net asset value at end of year	$34.87	$28.24	$27.31	$29.01		$26.95

Total investment return (c)	25.30%	3.41%	(4.65%)	8.85%		25.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.08%	1.60%	1.37%	0.91%		1.60%
Net expenses	1.62%	1.66%	1.65%	1.71%		1.54%
Expenses (before waiver/reimbursement)	1.62%	1.66%	1.65%	1.71%		1.72%
Portfolio turnover rate	47%	74%	62%	80%		96%
Net assets at end of year (in 000’s)	$11,978	$11,023	$10,577	$10,208		$6,536

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	The redemption fee was discontinued as of April 1, 2010.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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